Employee Benefits - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) numberOfEmployees	Jun. 30, 2021 ZAR (R) numberOfEmployees
Employee Benefits [Abstract]
Termination costs | R	R 227	R 371
Current restricted cash [table]
Total number of permanent employees	37,609	38,459
Wafi-Golpu Joint Operation
Current restricted cash [table]
Total number of permanent employees	56	59